Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

1. Basis of Presentation and General Information

Euroseas Ltd. was formed on  May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. Euroseas Ltd., through its wholly owned vessel owning subsidiaries (collectively the "Company" or “Euroseas”) is engaged in the ocean transportation of containers through ownership and operation of containerships. Euroseas’ common shares trade on the Nasdaq Capital Market under the ticker symbol “ESEA”.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note 6).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc. and Family United Navigation Co., which, in turn, collectively own 57.9% of the Company’s shares as of  June 30, 2023.

The accompanying unaudited condensed consolidated financial statements include the accounts of Euroseas Ltd., and its wholly owned vessel owning subsidiaries and should be read in conjunction with the audited consolidated financial statements for the year ended  December 31, 2022 as filed with the U.S. Securities and Exchange Commission ("SEC") on Form 20-F on  April 28, 2023.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended  June 30, 2023 are not necessarily indicative of the results that might be expected for the fiscal year ending  December 31, 2023.

As of June 30, 2023, the Company had a marginal working capital surplus of $0.03 million. For the six-month period ended June 30, 2023, the Company reported a net income of $57.6 million and generated net cash from operating activities of $59.8 million. The Company’s cash balance amounted to $31.8 million and cash in restricted and retention accounts amounted to $6.4 million as of June 30, 2023. As noted in Note 3 below, the Company entered into agreements for the construction of seven container carrier vessels, which are expected to be delivered within 2024. For the construction of the above vessels an amount of $168.0 million is payable in the twelve-month period ending June 30, 2024, with a remaining amount of $61.0 million to be paid by the end of 2024. All the payments are guaranteed by the Company. In addition, on July 13, 2023, the Company signed a loan agreement and drew down $40.0 million, used to refinance the outstanding debt of $28.4 million, as of June 30, 2023, with the same bank and using as collateral the same four vessels (refer to Note 14c). The Company intends to fund its working capital requirements and capital commitments via cash on hand, cash flows from operations and new mortgage debt financing for the vessels under construction. In the event that these sources are not sufficient, the Company may also use funds from new mortgage debt financing for the remaining seven unencumbered vessels that the Company owns, debt refinancing, proceeds from its on-going at-the-market offering and other equity offerings and sell vessels or the newbuilding contracts themselves (where equity and liquidity will be released), if required, among other options.

The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve months following the date of the issuance of these financial statements. Consequently, the interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.